Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Deficit
Stockholders' Deficit

5. Stockholders’ Deficit

Preferred Stock

The Company has authorized 4,000,000 shares of preferred stock, par value $0.001 per share. 150,000 shares of preferred stock have been designated as Series A Preferred Stock (“Series A Preferred Stock”) and 62,920 have been designated as Series A-1 Preferred Stock (“Series A-1 Preferred Stock”) (collectively, the “Preferred Stock”). These shares do not pay dividends, carry one vote per share, rank in preference ahead of common stock in the event of liquidation with any distribution being up to the amount originally subscribed by the relevant shareholder. Each share of Preferred Stock can be converted into one share of Common Stock at the option of the shareholder at any time. As of September 30, 2025 and December 31, 2024, 137,672 shares of Series A Preferred Stock were issued and outstanding. As of September 30, 2025 and December 31, 2024, 62,920 and 0 shares, respectively, of Series A-1 Preferred stock were issued and outstanding. Each Share of Series A-1 Preferred Stock is convertible at the option of the holder and mandatorily convertible immediately prior to the consummation of any SPAC transaction.

In accordance with ASC 815-40-25-22, the Company evaluated whether it has a sufficient number of authorized and unissued shares available to settle the conversion features of the Preferred Stock. The Company compared (i) the number of authorized and unissued shares of Common Stock as of the balance sheet date to (ii) the maximum number of shares that could be required to be delivered upon conversion of the Preferred Stock, taking into account all other outstanding commitments to issue shares, including stock options, warrants, and other convertible instruments. As the remaining authorized and unissued shares exceed the maximum number of shares that could be required to be delivered, the Company is able to assert share settlement of the conversion feature in accordance with ASC 815-40-25-22 through 25-23. Accordingly, the Preferred Stock is equity classified.

Common Stock

The Company’s Board of Directors has authorized 6,000,000 shares of $0.001 par value of Common Stock. As of September 30, 2025 and December 31, 2024, the Company has 738,331 shares of common stock issued and outstanding.

Common Stock Warrants

As of September 30, 2025 and December 31, 2024, the Company had 283,430 and 173,580 outstanding warrants, respectively, to purchase common stock at an exercise price of $100 per share.

Call Options

Pursuant to various call option agreements entered into with certain stockholders prior to the Company’s redomicile and business combination, the Company retains the right to repurchase up to an aggregate of 137,000 shares of its outstanding common stock at fixed exercise prices ranging from $50.00 CAD to $100.00 USD per share. These call options are exercisable at the Company’s discretion and expire at various dates ranging from/ December 31, 2035, through March 7, 2043. The call options are not subject to any service, performance, or market-based vesting conditions and are not transferable without Company consent. The Company has not exercised any of these call options to date.

The options continue to be valid and enforceable following the April 5, 2024 redomicile and corporate reorganization. These instruments are presented within stockholders’ deficit at the original consideration price per share and are not remeasured unless exercised. The call option agreements will remain enforceable, and the respective call options will remain outstanding after the potential closing of the Business Combination Agreement unless previously exercised.

Exchangeable Shares

As of September 30, 2025 and December 31, 2024, the Company had 6,200 Preferred Exchangeable shares and 530,924 Common Exchangeable shares outstanding. These shares are legally issued by Terrestrial Energy Canada (Exchange) Inc., a wholly-owned subsidiary of the Company. Each exchangeable share is convertible on a 1-for-1 basis into the Company’s preferred or common shares, either at the option of the holder or upon the occurrence of certain events, such as an initial public offering or change of control. The exchangeable shares carry economic rights and dividend entitlements equivalent to the Company’s corresponding equity instruments and participate in Company-level voting through a special voting mechanism. Exchangeable shares hold limited economic rights with respect to ExchangeCo and are not entitled to dividends of ExchangeCo; provided that holders of exchangeable shares are entitled to dividends paid on Company shares.

The Company has entered into a support and exchange agreement with the subsidiary and a trustee to guarantee all obligations associated with the exchangeable shares and ensure that holders receive equivalent rights to direct shareholders. As such, these instruments are treated as equity of the Company, and not reported as noncontrolling interests. No exchange of shares occurred during the nine months ended September 30, 2025 and 2024.

12. Stockholders’ Deficit

Preferred Stock

The Company has authorized 4,000,000 shares of preferred stock, par value $0.001 per share. 150,000 shares of preferred stock have been designated as Series A Preferred Stock. These shares do not pay dividends, carry one vote per share, rank in preference ahead of common stock in the event of liquidation with any distribution being up to the amount originally subscribed by the relevant shareholder. Each share can be converted into one share of common stock at the option of the shareholder at any time. As of December 31, 2024 and 2023, 137,672 shares of Series A Preferred Stock was issued and outstanding.

Common Stock

The Company’s Board of Directors has authorized 6,000,000 shares of $0.001 par value of Common Stock. As of December 31, 2024 and 2023, the Company has 738,331 and 675,281 shares of common stock issued and outstanding, respectively.

Common Stock Warrants

As of December 31, 2024, the Company had 173,580 of outstanding warrants to purchase common stock at an exercise price of $100 per share.

As of December 31, 2023, the Company had 50,725 of outstanding warrants to purchase common stock at an exercise price of $200 per share.

Call Options

Pursuant to various call option agreements entered into with certain stockholders prior to the Company’s redomicile and business combination, the Company retains the right to repurchase up to an aggregate of 137,000 shares of its outstanding common stock at fixed exercise prices ranging from $50.00 CAD to $100.00 per share. These call options are exercisable at the Company’s discretion and expire at various dates ranging from December 31, 2035, through March 7, 2043. The call options are not subject to any service, performance, or market-based vesting conditions and are not transferable without Company consent. The Company has not exercised any of these call options to date. The options continue to be valid and enforceable following the April 5, 2024 redomicile and corporate reorganization. These instruments are presented within stockholders’ deficit at the original consideration price per share and are not remeasured unless exercised. The call option agreements will remain enforceable and the respective call options will remain outstanding after the potential closing of the Business Combination Agreement (see Note 17), unless previously exercised.

Exchangeable Shares

As of December 31, 2024, the Company had 6,200 Preferred Exchangeable shares and 530,924 Common Exchangeable shares outstanding. These shares are legally issued by Terrestrial Energy Canada (Exchange) Inc., a wholly-owned subsidiary of the Company. Each exchangeable share is convertible on a 1-for-1 basis into the Company’s preferred or common shares, either at the option of the holder or upon the occurrence of certain events, such as an initial public offering or change of control. The exchangeable shares carry economic rights and dividend entitlements equivalent to the Company’s corresponding equity instruments and participate in Company-level voting through a special voting mechanism.

The Company has entered into a support and exchange agreement with the subsidiary and a trustee to guarantee all obligations associated with the exchangeable shares and ensure that holders receive equivalent rights to direct shareholders. As such, these instruments are treated as equity of the Company, and not reported as noncontrolling interests. No exchange of shares occurred during the years ended December 31, 2024 or 2023.